UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    HM Capital Management, LLC
Address: 8235 Forsyth Blvd., Suite 540
         Clayton, MO  63105

13F File Number:  028-11951

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew E. Kopsky
Title:
Phone:     314-746-1770

Signature, Place, and Date of Signing:

  /s/ Matthew E. Kopsky     Clayton, MO     November 09, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $33,642 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC                      COM              013817101      358    37100 SH       SOLE                    37100        0        0
BAXTER INTL INC                COM              071813109      716    12735 SH       SOLE                    12735        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109      197    12500 SH       SOLE                    12500        0        0
CIGNA CORP                     COM              125509109      507    12100 SH       SOLE                    12100        0        0
EMERSON ELEC CO                COM              291011104      236     5714 SH       SOLE                     5714        0        0
ENERGIZER HLDGS INC            COM              29266R108      654     9855 SH       SOLE                     9855        0        0
EXIDE TECHNOLOGIES             COM NEW          302051206       40    10000 SH       SOLE                    10000        0        0
EXPEDIA INC DEL                COM              30212P105      643    25045 SH       SOLE                    25045        0        0
EXPRESS SCRIPTS INC            COM              302182100      342     9165 SH       SOLE                     9165        0        0
GENERAL ELECTRIC CO            COM              369604103      254    16760 SH       SOLE                    16760        0        0
HERSHEY CO                     COM              427866108      249     4200 SH       SOLE                     4200        0        0
ISHARES TR                     S&P 100 IDX FD   464287101     8181   159102 SH       SOLE                   159102        0        0
ISHARES TR                     S&P 500 INDEX    464287200      323     2845 SH       SOLE                     2845        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457      288     3406 SH       SOLE                     3406        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     1805    37758 SH       SOLE                    37758        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     2996    52967 SH       SOLE                    52967        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     3440    65390 SH       SOLE                    65390        0        0
KANSAS CITY SOUTHERN           COM NEW          485170302      450     9000 SH       SOLE                     9000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102      768    16405 SH       SOLE                    16405        0        0
METROPCS COMMUNICATIONS INC    COM              591708102       87    10000 SH       SOLE                    10000        0        0
PEPSICO INC                    COM              713448108      203     3278 SH       SOLE                     3278        0        0
PFIZER INC                     COM              717081103      354    20000 SH       SOLE                    20000        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      661    12600 SH       SOLE                    12600        0        0
SCHWAB CHARLES CORP NEW        COM              808513105      157    13885 SH       SOLE                    13885        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     4336    38304 SH       SOLE                    38304        0        0
TORTOISE ENERGY INFRSTRCTR C   COM              89147L100      378    11136 SH       SOLE                    11136        0        0
TYSON FOODS INC                CL A             902494103      368    21239 SH       SOLE                    21239        0        0
UNION PAC CORP                 COM              907818108      295     3645 SH       SOLE                     3645        0        0
US BANCORP DEL                 COM NEW          902973304      272    11544 SH       SOLE                    11544        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     4084    70770 SH       SOLE                    70770        0        0